Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Mar. 31, 2024
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, authorized (in shares)	10,000,000	10,000,000
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	500,000,000	500,000,000
Common stock, issued (in shares)	2,497,033	942,575
Common stock, outstanding (in shares)	2,497,033	942,575